Vincent J. McGill                                                   Direct Dial
Partner                                                             212-561-3604

                               October 6, 2008

Securities and Exchange Commission
Division of Corporation Finance, Mail Stop 3561
100 F. Street, N.E.
Washington, D.C.  20549
Attn: Mr. William Thompson
Accounting Branch Chief

      Re:   China Organic Agriculture, Inc.
            Amendment No. 1 to Form 10-K for Fiscal Year Ended December 31, 2007 Filed May 2, 2008
            File No. 0-52430

Dear Mr. Thompson:

On behalf of China Organic Agriculture, Inc (the "Company") we are writing in response to your letter dated July 28, 2008 regarding the above-referenced filing. In response to your letter, the Company is filing herewith Amendment No. 2 to its Form 10-K for the year ended December 31, 2007. Inasmuch as your letter did not contain numbered comments, the text of your letter is not reprinted below.

In response to your letter, the Company has reevaluated its compliance with the requirements of Item 308 of Regulation S-K, particularly with respect its internal control over financial reporting, as required by Exchange Act Rules 13a-15 and 15d-15. In that connection, Management reviewed its records relating to the assessment made of internal controls over financial reporting as of December 31, 2007. Management has concluded that such assessment was timely performed, but not properly reported in the Company's Report on Form 10-K for the year ended December 31, 2007.

The Company acknowledges that the failure to properly report the results of its assessment of its internal controls over financial reporting demonstrates that its disclosure controls and procedures were not effective as of the end of fiscal year 2007 and as of the date of filing of its Report on Form 10-K and the Amendment No. 2 being filed herewith reflects this conclusion.

There is enclosed herewith a statement from the Company acknowledging the items set forth in your letter of July 28th.

If there are any questions or comments regarding the Amendment No.2 being filed herewith, please direct them to me at (212) 561 3604 or Matthew Nealon at (212) 561-3629, or fax them to me at (212) 779-9928, 9930 or 9931.


                                             Sincerely,

                                             /s/ Vincent J. McGill
                                             ---------------------
                                             Vincent J. McGill

cc:  China Organic Agriculture, Inc.

                         China Organic Agriculture, Inc.
             Jilin Province Songyuan City ErMaPao Green Rice Limited
                East Ping Feng Xiang Zheng Fu, Qian Guo District
                Songyuan City, Jilin Province, P.R. China 131108


                                 October 6, 2008

Securities and Exchange Commission
Division of Corporation Finance, Mail Stop 3561
100 F. Street, N.E.
Washington, D.C.  20549
Attn: Mr. William Thompson
Accounting Branch Chief


      Re:   China Organic Agriculture, Inc.
            Amendment No. 1 to Form 10-K for Fiscal Year Ended December 31, 2007 Filed May 2, 2008
            File No. 0-52430


Dear Mr. Thompson:

      The undersigned, on behalf of China Organic Agriculture, Inc. (the "Company"), hereby acknowledges that:

      o the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

      o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

      o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                                 CHINA ORGANIC AGRICULTURE, INC.


                                                 By: /s/ Jinsong Li
                                                     ---------------------------
                                                     Jinsong Li
                                                     Chief Executive Officer